Income Tax - Schedule of Income (Loss) Before Income Tax Expenses (Details)	6 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations [Abstract]
Hong Kong	$ 4,514,297		$ 7,124,061
Foreign	(8,681,998)		3,975,977
Income before income tax expenses	$ (4,167,701)	$ (535,783)	$ 11,100,038